Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The discontinued operations had no operations for the six months ended June 30, 2024. Assets and liabilities of the discontinued operations as of March 19, 2024 and the loss on sale of discontinued operations recognized during the six months ended June 30, 2024 are as follows:

As of March 19,
2024
Cash and cash equivalents	$20
Other current assets	4,546
Total assets of discontinued operations	4,566

Accrued expenses and other current liabilities	294
Amounts due to related parties	1,256
Total liabilities of discontinued operations	$1,550

Total net assets	$3,016
Total consideration received	1,569
Loss on sale of discontinued operations	$1,447

The results of discontinued operations for the six months ended June 30, 2025 and 2024 are as follows:

	For the six months ended June 30,	For the six months ended June 30,
	2024	2025
	(unaudited)	(unaudited)
Revenues	$193	$104
Less: Cost of revenues	(205)	(201)
Gross loss	(12)	(97)
Total operating expenses	(2,012)	(1,269)
Loss from discontinued operations	(2,024)	(1,366)
Total other income, net	23,707	1,327
Income (loss) from discontinued operation before income taxes	21,683	(39)
Income tax expenses from operations	—	—
Net income (loss) from discontinued operations	$21,683	$(39)

Assets and liabilities of the discontinued operations as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31,	As of June 30,
	2024	2025
	(unaudited)
Cash and cash equivalents	$111	$76
Other current assets	21,731	22,024
Noncurrent assets	9,987	9,726
Total assets of discontinued operations	31,829	31,826

Accrued expenses and other current liabilities	78,245	79,101
Amounts due to related parties	3,631	3,729
Total liabilities of discontinued operations	$81,876	$82,830

Total net assets of discontinued operations	$(50,047)	$(51,004)